SEMI ANNUAL REPORT
                  TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND

                               SEPTEMBER 30, 1998

                           [Franklin Templeton Logo]

PAGE
                       [SEAL - CELEBRATING OVER 50 YEARS]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

PAGE
                                    CONTENTS

Shareholder Letter ...........................................     1

Performance Summary ..........................................     5

Financial Highlights & Statement of Investments ..............     7

Financial Statements .........................................    10

Notes to Financial Statements ................................    13


                       [FUND CATEGORY - PYRAMID GRAPHIC]

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Americas Government Securities Fund seeks a high level of current income, with total return as a secondary goal. It seeks to achieve this goal by investing, under normal market conditions, at least 65% of its total assets in debt securities issued or guaranteed by Government Entities of Western Hemisphere countries (located in North, South and Central America and the surrounding waters).
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Americas Government Securities Fund covers the six months ended September 30, 1998. During this period, fixed-income markets where the Fund invests provided mixed results. The effects of Asia's malaise and Russia's economic meltdown spread to many financial markets, including Latin America, and the J.P. Morgan Latin Eurobond Index (LEI) posted a return of -18.34% for the period under review.(1) Among the countries


1. Source: J.P. Morgan. Market returns are measured in U.S. dollars and include reinvested interest. The LEI covers Eurobonds of over U.S. $100 million from Latin America. The J.P. Morgan U.S. Government Bond/Latin Eurobond Index, one of the Fund's benchmarks, posted a return of -1.77% during the reporting period. The J.P. Morgan U.S. Government Bond/Latin Eurobond Index is a proprietary index developed by the Templeton organization that combines 60% of the J.P. Morgan U.S. Government Bond Index and 40% of the LEI. One cannot invest directly in an index.

You will find a complete listing of the Fund's portfolio holdings, including the dollar value and number of shares or principal amount, beginning on page 8 of this report.

PAGE


comprising the LEI, Ecuador and Venezuela significantly underperformed the index. Other Latin American countries, however, appeared to be better protected from the events in Asia and Russia. For example, bond markets in Mexico, Argentina and Panama posted returns of -14.32%, -11.90%, and -10.57%, respectively, during the six months under review.(2)

The U.S., however, presented a different picture. Reacting to volatility in financial markets around the world, many investors looked to U.S. Treasury securities as a "safe haven." The J.P. Morgan U.S. Government Bond Index returned 8.77% for the period.(3) Long-term interest rates declined as the yield on 30-year U.S. Treasury securities fell below 5.00% for the first time since July 19, 1967. With unemployment remaining low, and inflation benign, the Federal Reserve Open Market Committee reduced the federal funds rate from 5.50% to 5.25% on September 29. Within this environment, the Fund posted a -10.44% six-month cumulative total return, as discussed in the Performance Summary on page 5.

During the period, we increased the Fund's exposure to countries we believed had improving long-term economic fundamentals and decreased exposure to countries with weak fiscal positions. For example, we boosted our U.S. bond holdings from 17.8% to 36.7% of total net assets and reduced our exposure to Venezuela from 14.8% to 6.4%. As of September 30, 1998, the U.S., Mexico, Argentina, Brazil and Venezuela were the five largest country allocations, together representing 77.7% of the Fund's total net assets.

2. Source: Standard and Poor's Micropal (J.P. Morgan). Market returns are measured in U.S. dollars and include reinvested interest.

3. Source: J.P. Morgan. Market returns include reinvested interest.


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/98

United States ...........................................    36.7%
Mexico ..................................................    15.4%
Argentina ...............................................    10.0%
Brazil ..................................................     9.2%
Venezuela ...............................................     6.4%
Jamaica .................................................     3.7%
Ecuador .................................................     3.6%
Other Countries .........................................     1.6%
Short-Term Investments & Other Net Assets ...............    13.4%


2

PAGE


Looking forward, we will focus on countries we believe are making progress toward privatization, experiencing economic growth and demonstrating their ability to repay their debts. The underlying value of the securities from these countries has the potential to increase as a result of such economic growth and improved creditworthiness. For instance, there are signs that Brazil may tackle its fiscal deficit with a greater sense of urgency now that President Fernando Cardoso has been re-elected. Although stabilization efforts in Asia and Russia are still at an early stage and economic instability could affect Latin American countries with currency problems, we are optimistic about the long-term potential of these markets.

Of course, investments in foreign securities concentrated in a single region involve special risks, such as market and currency volatility, and adverse economic, social and political developments in the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with political instability, higher rates of inflation, controls on foreign investment, and the relatively small size and lesser liquidity of these markets. The Fund may also invest in lower-rated or unrated debt securities that have high credit risk and may be predominately speculative. These risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of September 30, 1998. However, market and


PORTFOLIO BREAKDOWN 9/30/98

                                                               % OF TOTAL
                                                                NET ASSETS
--------------------------------------------------------------------------
Government Bonds (U.S. and Foreign) .....................         82.4%

Corporate Bonds (U.S. and Foreign) ......................          4.2%

Short-Term Investments & Other Net Assets ...............         13.4%


                                                                               3

PAGE


economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

We thank you for your continued investment in the Fund, and would like to reaffirm our dedication and commitment to searching the Western Hemisphere for the best possible securities for the Fund's portfolio.

Sincerely,




/s/ Thomas J. Dickson
-----------------------------
Thomas J. Dickson




/s/ Alexander C. Calvo
-----------------------------
Alexander C. Calvo

The Portfolio Management Team
Templeton Americas Government Securities Fund


4

PAGE


PERFORMANCE SUMMARY


Templeton Americas Government Securities Fund posted a -10.44% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $1.48, from $10.68 on March 31, 1998, to $9.20 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 36 cents ($0.360) in income dividends, 1.5 cents ($0.015) in short-term capital gains, and 1.5 cents ($0.015) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.


                                                                               5

PAGE


PERIODS ENDED 9/30/98

                                                                    SINCE
                                                                  INCEPTION
                                      1-YEAR         3-YEAR       (6/27/94)
Cumulative Total Return(1)             -6.55%         25.39%        35.46%
Average Annual Total Return(2)        -10.52%          6.30%         6.30%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.25% initial sales charge.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified series of an investment company, the Fund may invest in a relatively small number of issuers and, as a result, may be subject to greater risk of loss with respect to its portfolio securities. The Fund may also invest in lower-rated or unrated debt securities that have high credit risk and may be predominately speculative. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After July 31, 1999, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


6



PAGE


TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Highlights

                                                         SIX MONTHS ENDED                    YEAR ENDED MARCH 31,
                                                        SEPTEMBER 30, 1998      ----------------------------------------------
                                                           (UNAUDITED)           1998         1997         1996         1995+
                                                        ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period..............             $10.68            $10.64       $10.20        $9.59       $10.00
                                                        ----------------------------------------------------------------------
Income from investment operations:
 Net investment income............................                .36               .73          .74          .75          .30
 Net realized and unrealized gains (losses).......              (1.45)              .68          .85          .71         (.43)
                                                        ----------------------------------------------------------------------
Total from investment operations..................              (1.09)             1.41         1.59         1.46         (.13)
                                                        ----------------------------------------------------------------------
Less distributions from:
 Net investment income............................               (.36)             (.72)        (.77)        (.69)        (.28)
 Net realized gains...............................               (.03)             (.65)        (.38)        (.16)          --
                                                        ----------------------------------------------------------------------
Total distributions...............................               (.39)            (1.37)       (1.15)        (.85)        (.28)
                                                        ----------------------------------------------------------------------
Net asset value, end of period....................              $9.20            $10.68       $10.64       $10.20        $9.59
                                                        ======================================================================
Total Return*.....................................           (10.44)%            14.21%       16.23%       15.49%      (1.33)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).................            $22,851           $14,973       $5,627       $3,540       $2,826
Ratios to average net assets:
 Expenses.........................................              1.25%**           1.25%        1.25%        1.25%        1.25%**
 Expenses, excluding waiver and payments by
   affiliate......................................              1.62%**           1.89%        2.79%        4.98%        6.49%**
 Net investment income............................              7.47%**           7.11%        7.16%        7.47%        5.07%**
Portfolio turnover rate...........................             36.00%            70.79%      275.02%      163.57%           --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period June 27, 1994 (commencement of operations) to March 31, 1995.
                       See Notes to Financial Statements.
                                                                               7

PAGE

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT*          VALUE
------------------------------------------------------------------------------------------
LONG TERM SECURITIES 86.6%
ARGENTINA 10.0%
Bridas Corp., Yankee, 12.50%, 11/15/99......................  $   50,000      $    50,375
Republic of Argentina:
  9.25%, 2/23/01............................................     555,000          509,213
  8.75%, 5/09/02............................................   1,375,000        1,162,563
  11.00%, 10/09/06..........................................     225,000          209,250
  Reg S, 11.75%, 2/12/07....................................      80,000ARS        55,406
  11.375%, 1/30/17..........................................     200,000          183,750
  9.75%, 9/19/27............................................     150,000          123,281
                                                                              -----------
                                                                                2,293,838
                                                                              -----------
BRAZIL 9.2%
Centrais Electricas Brasileiras SA, 144A, 10.00%,
  10/30/98..................................................     260,000          247,000
Companhia Paranaense de Energia-Copel, 9.75%, 5/02/05.......     450,000          326,250
Republic of Brazil:
  8.875%, 11/05/01..........................................     250,000          198,125
  9.375%, 4/07/08...........................................     800,000          496,000
  FRN, L, conv., 6.6875%, 4/15/12...........................     310,000          155,388
  8.00%, 4/15/14............................................     522,096          315,060
  10.125%, 5/15/27..........................................     600,000          366,750
                                                                              -----------
                                                                                2,104,573
                                                                              -----------
ECUADOR 3.6%
Republic of Ecuador:
  11.25%, 4/25/02...........................................     955,000          621,944
  FRN, 6.625%, 2/28/25......................................     400,000          187,500
                                                                              -----------
                                                                                  809,444
                                                                              -----------
JAMAICA 3.7%
Government of Jamaica, 9.625%, 7/02/02......................   1,000,000          835,000
                                                                              -----------
MEXICO 15.4%
Bepensa SA, 144A, 9.75%, 9/30/04............................     230,000          173,650
Cemex SA, 144A, 10.75%, 7/15/00.............................      65,000           64,838
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02.....      80,000           62,000
United Mexican States:
  9.75%, 2/06/01............................................     400,000          397,000
  8.625%, 3/12/08...........................................   1,140,000          973,275
  11.375%, 9/15/16..........................................   1,560,000        1,487,850
  A, 6.25%, 12/31/19........................................     490,000          358,925
                                                                              -----------
                                                                                3,517,538
                                                                              -----------
PANAMA .2%
Republic of Panama, FRN, 6.75%, 5/10/02.....................      49,231           44,123
                                                                              -----------

 8

PAGE


TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                              PRINCIPAL
                                                               AMOUNT*           VALUE
------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
PERU 1.3%
Republic of Peru, FRN, 4.00%, 3/07/17.......................  $  550,000      $   287,375
                                                                              -----------
TRINIDAD AND TOBAGO .1%
Sei Holdings IX Inc., 144A, 11.00%, 11/30/00................      30,000           28,800
                                                                              -----------
UNITED STATES 36.7%
U.S. Treasury Bond, 6.375%, 8/15/02.........................     210,000          224,831
U.S. Treasury Notes:
  5.50%, 3/31/00............................................     400,000          405,875
  5.375%, 6/30/00...........................................   3,000,000        3,047,814
  5.375%, 7/31/00...........................................   3,000,000        3,052,502
  6.125%, 7/31/00...........................................     260,000          267,800
  6.25%, 4/30/01............................................     325,000          339,625
  8.00%, 5/15/01............................................     225,000          244,828
  6.125%, 8/15/07...........................................     723,000          809,761
                                                                              -----------
                                                                                8,393,036
                                                                              -----------
VENEZUELA 6.4%
Republic of Venezuela:
  Reg S, 9.125%, 6/18/07....................................     400,000          225,000
  FRN, 6.625%, 12/18/07.....................................     226,190          128,928
  9.25%, 9/15/27............................................   2,025,000        1,113,750
                                                                              -----------
                                                                                1,467,678
                                                                              -----------
TOTAL LONG TERM SECURITIES (COST $22,866,419)...............                   19,781,405
                                                                              -----------
SHORT TERM INVESTMENTS 7.1%
Den Danske Bank, 5.6875%, 10/01/98, Time Deposit............     633,000          633,000
Federal Home Loan Mortgage Corp., 5.20%, 10/08/98...........   1,000,000          998,838
                                                                              -----------
TOTAL SHORT TERM INVESTMENTS (COST $1,391,241)..............                    1,631,838
                                                                              -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $24,257,660)..............................................                   21,413,243
                                                                              -----------
(a)REPURCHASE AGREEMENT 4.4%
Paine Webber Group Inc., 5.35%, 10/01/98 (Maturity Value
  $1,000,149) (COST $1,000,000) Collateralized by U.S.
  Treasury Notes and Bonds..................................   1,000,000        1,000,000
                                                                              -----------
TOTAL INVESTMENTS (COST $25,257,660) 98.1%..................                   22,413,243
OTHER ASSETS, LESS LIABILITIES 1.9%.........................                      437,263
                                                                              -----------
TOTAL NET ASSETS 100.0%.....................................                  $22,850,506
                                                                              ===========

CURRENCY ABBREVIATION:

ARS  -- Argentina Peso

*Securities traded in U.S. dollars unless otherwise indicated.
(a) At September 30, 1998, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
                                                                               9


PAGE

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $24,257,660).....    $21,413,243
 Repurchase agreement, at value and cost....................      1,000,000
 Cash.......................................................         12,999
 Receivables:
  Fund shares sold..........................................        132,218
  Dividends and interest....................................        408,397
 Other assets...............................................         45,530
                                                                -----------
      Total assets..........................................     23,012,387
                                                                -----------
Liabilities:
 Payables:
  Fund shares redeemed......................................         59,149
  To affiliates.............................................         68,503
 Accrued expenses...........................................         34,229
                                                                -----------
      Total liabilities.....................................        161,881
                                                                -----------
Net assets, at value........................................    $22,850,506
                                                                -----------
                                                                -----------
Net assets consist of:
 Undistributed net investment income........................    $    31,648
 Net unrealized depreciation................................     (2,844,417)
 Accumulated net realized gain..............................         51,098
 Beneficial shares..........................................     25,612,177
                                                                -----------
Net assets, at value........................................    $22,850,506
                                                                -----------
                                                                -----------
Net asset value per share ($22,850,506 divided by
  2,484,425 shares outstanding).............................          $9.20
                                                                -----------
                                                                -----------
Maximum offering price per share ($9.20 divided by
  95.75%)...................................................          $9.61
                                                                -----------
                                                                -----------

                       See Notes to Financial Statements.
 10

PAGE

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

Interest Income.............................................                  $   870,055
                                                                              -----------
Expenses:
 Management fees (Note 3)...................................    $59,854
 Administrative fees (Note 3)...............................     14,964
 Distribution fees (Note 3).................................     35,030
 Transfer agent fees (Note 3)...............................     13,000
 Custodian fees.............................................        400
 Reports to shareholders....................................     16,380
 Registration and filing fees...............................      7,500
 Professional fees..........................................      5,400
 Trustees' fees and expenses................................      1,400
 Amortization of organization costs.........................      6,771
 Other......................................................        618
                                                                -------
      Total expenses........................................                      161,317
      Expenses waived/paid by affiliate (Note 3)............                      (36,619)
                                                                              -----------
          Net expenses......................................                      124,698
                                                                              -----------
            Net investment income...........................                      745,357
                                                                              -----------
Realized and unrealized gains (losses):
 Net realized gain from investments.........................                       63,199
 Net unrealized depreciation on investments.................                   (3,122,768)
                                                                              -----------
Net realized and unrealized loss............................                   (3,059,569)
                                                                              -----------
Net decrease in net assets resulting from operations........                  $(2,314,212)
                                                                              ===========

                       See Notes to Financial Statements.
                                                                              11

PAGE

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................       $   745,357            $   615,055
  Net realized gain from investments and foreign currency
    transactions............................................            63,199                265,405
  Net unrealized appreciation (depreciation) on
   investments..............................................        (3,122,768)               270,720
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        (2,314,212)             1,151,180
 Distributions to shareholders from:
  Net investment income.....................................          (732,738)              (596,026)
  Net realized gains........................................           (55,488)              (438,559)
 Beneficial share transactions (Note 2).....................        10,979,803              9,229,467
                                                                ---------------------------------------
    Net increase in net assets..............................         7,877,365              9,346,062
Net assets:
 Beginning of period........................................        14,973,141              5,627,079
                                                                ---------------------------------------
 End of period..............................................       $22,850,506            $14,973,141
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................       $    31,648            $    19,029
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.
 12

PAGE

TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Americas Government Securities Fund (the Fund) is a separate, non-diversified series of Templeton Global Investment Trust (the Trust), which is an open-end management company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, with total return as a secondary goal by investing, under normal market conditions, at least 65% of its total net assets in debt securities issued or guaranteed by Government Entities of Western Hemisphere countries (located in North, South, or Central America or the surrounding waters). The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              13

PAGE
TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 SEPTEMBER 30, 1998                 MARCH 31, 1998
                                                              ---------------------------------------------------------
                                                               SHARES        AMOUNT             SHARES        AMOUNT
                                                              ---------------------------------------------------------
Shares sold.................................................  1,288,574    $13,033,821         1,111,163    $11,762,737
Shares issued on reinvestment of distributions..............     69,468        687,529            91,732        958,993
Shares redeemed.............................................   (276,043)    (2,741,547)         (329,474)    (3,492,263)
                                                              ---------------------------------------------------------
Net increase................................................  1,081,999    $10,979,803           873,421    $ 9,229,467
                                                              =========================================================

Templeton Global Investors, Inc., an affiliate of the Fund, is the record owner of 298,459 shares as of September 30, 1998.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

 14

PAGE


TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TICI of 0.60% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.25% of the Fund's average daily net assets through August 1, 1999, as reflected in the Statement of Operations.

The Fund reimburses Distributors up to 0.35% per year of its average daily net assets for costs incurred in marketing the Fund's shares. Under the distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1998, unreimbursed costs were $66,278. Distributors received net commissions from sales of Fund shares for the period of $9,257.

4. INCOME TAXES

At September 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $25,268,003 was as follows:

Unrealized appreciation.....................................    $   258,653
Unrealized depreciation.....................................     (3,113,413)
                                                                -----------
Net unrealized depreciation.................................    $(2,854,760)
                                                                ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1998 aggregated $17,586,319 and $5,651,182, respectively.

                                                                              15

PAGE

                      This page intentionally left blank.

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP


GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and  Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund


GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free  Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.


                                                                           09/98

PAGE


TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Americas Government Securities Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


416 S98 11/98                         [RECYCLE LOGO]  Printed on recycled paper